ORGANIZATION	3 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION	ORGANIZATION
Galaxy Digital Inc. (“GDI” or the “Corporation”) is currently a wholly owned subsidiary of Galaxy Digital Holdings Ltd. (“GDHL” or “GDH Ltd.”). The Corporation was formed in Delaware on April 23, 2021, under the name Galaxy Digital Pubco Inc. The Corporation changed its name from Galaxy Digital Pubco Inc. to Galaxy Digital Inc. on September 24, 2021.
The Corporation was formed primarily for the purposes of redomiciling GDHL and Galaxy Digital Holdings LP (“GDH LP”), collectively the “existing Galaxy businesses,” to Delaware. The Corporation’s costs and obligations, including those related to the Corporation’s formation and the redomiciling transactions, have been and will be paid by GDHL except certain banking fees.
ORGANIZATION
Galaxy Digital Inc. (the “Corporation”) is currently a wholly owned subsidiary of Galaxy Digital Holdings Ltd. (“GDHL” or “GDH Ltd.”). The Corporation was formed in Delaware on April 23, 2021, under the name Galaxy Digital Pubco Inc. The Corporation changed its name from Galaxy Digital Pubco Inc. to Galaxy Digital Inc. on September 24, 2021.
The Corporation was formed primarily for the purposes of redomiciling GDHL and Galaxy Digital Holdings LP (“GDH LP”), collectively the “existing Galaxy businesses,” to Delaware. The Corporation’s costs and obligations, including those related to the Corporation’s formation and the redomiciling transactions, have been and will be paid by GDHL except certain banking fees.